SCHEDULE OF UNSATISFIED PERFORMANCE OBLIGATIONS REVENUE FROM DEFERRED INCOME (Details)	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Total	100.00%
2023 [Member]
IfrsStatementLineItems [Line Items]
Total
2024 [Member]
IfrsStatementLineItems [Line Items]
Total	10.00%
2025 [Member]
IfrsStatementLineItems [Line Items]
Total	15.00%
2026 [Member]
IfrsStatementLineItems [Line Items]
Total	20.00%
2027 [Member]
IfrsStatementLineItems [Line Items]
Total	25.00%
2028 [Member]
IfrsStatementLineItems [Line Items]
Total	30.00%